Document And Entity Information	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	StandardAero, Inc.
Entity Central Index Key	0002025410
Entity Emerging Growth Company	false
Entity File Number	001-42298
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-1138150
Entity Address, Address Line One	6710 North Scottsdale Road
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85253
City Area Code	(480)
Local Phone Number	377 3100
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SARO
Security Exchange Name	NYSE